Nature of Business and Organization	12 Months Ended
Mar. 31, 2026
Nature of Business and Organization [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

Note 1 — NATURE OF BUSINESS AND ORGANIZATION

Rectitude Holdings Ltd (the “Company” or “Rectitude”) was incorporated as an exempted limited liability company under the laws of the Cayman Islands on June 1, 2023. The Company, through its wholly-owned subsidiaries (collectively, the “Group”), primarily engages wholesale and supply of safety products in Singapore. The Company is principally engaged in investment holding. As at the date of this report, subsidiaries of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Rectitude Pte. Ltd. (“RPL”)	December 26, 1997	Singapore	100%	Wholesale of safety products
Alturan Supplies Pte. Ltd. (“ALS”)	September 15, 2009	Singapore	100%	Supply of safety products
P.T.H. Pte. Ltd. (“PTH”)	November 3, 2008	Singapore	100%	Supply of safety products

On January 3, 2024, the Company completed its group reorganization (the “Reorganization”) of entities under the common control of its existing shareholders, who collectively owned all the equity interests of RPL, ALS and PTH. The existing shareholders entered into a share swap arrangement with the Company, in which, Mr Zhang Jian and Ms Xu Yukai (collectively “Mr and Mrs Zhang”), Mr Chin Fook Onn, Mr Huang Dong and SOCC Technologies Pte. Ltd., transfer their existing 3,300,000 ordinary shares in RPL, ALS and PTH to the Company, in exchange for 12,499,000 ordinary shares in the Company. The Company issued 12,499,000 ordinary shares on January 2, 2024. The economic interests for Mr and Mrs Zhang, Mr Chin Fook Onn, Mr Huang Dong and SOCC Technologies Pte. Ltd. remain materially the same before and after the Reorganization.

As the Company and its subsidiaries were under the same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the Reorganization, the consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company. The ordinary shares of the Company are presented on a retroactive basis to reflect the Reorganization completed on January 3, 2024.

On June 21, 2024, the Company completed its initial public offering. In this offering, the Company issued 2,000,000 ordinary shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$8.0 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on June 21, 2024 on the Nasdaq Capital Market under the ticker symbol “RECT”.